Long-term Borrowings	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Long-term Borrowings
Long-term Borrowings

4. Long-term Borrowings

The Company has long-term loans with Japanese financial institutions. Some long-term loans are secured. As of June 30, 2021, time deposits with an aggregating book value of ¥72,525 thousand are pledged as collateral (the amounts of ¥20,025 thousand and ¥52,500 are included in “prepaid expenses and other current assets” and “other assets”, respectively, in the condensed consolidated balance sheets). Some long-term loans are guaranteed by Credit Guarantee Association, a Japanese governmental affiliate agency which supplements private companies with credit. The long-term loan accrue interest using fixed interest rates of 0.21% – 3.98% per annum as of June 30, 2021. Debt issuance costs related to these borrowings are immaterial.

Long-term borrowings as of June 30, 2021 and December 31, 2020 are as follow:

	Thousands of Yen
	As of June 30, 2021	As of December 31, 2020
Bank loans (Due through 2035 with weighted average interest rates of 1.05% as of June 30, 2021, due through 2035 with weighted average interest rates of 1.33% as of December 31 2020)	¥755,159	¥910,661
Current portion of long-term borrowings	(181,884)	(242,281)
Total long-term borrowings	¥573,275	¥668,380

The following is a summary of maturities of long-term borrowings subsequent to June 30, 2021:

Thousands of Yen
Year ending December 31:
2021 (remainder)	¥86,779
2022	123,460
2023	62,628
2024	60,252
2025	59,370
2026 and thereafter	362,670
Total	¥755,159

Long-term borrowings are primarily made under general agreements, which are to provide security and guarantees for present and future indebtedness or to secure a guarantor upon request of the bank, and that the banks shall have the right to offset cash deposits against any debts and obligations that have become due or, in the case of default, against all obligations to the banks. The Company’s CEO is a guarantor with respect to some of these borrowings. None of the loan agreements contain any financial covenants.

6.  Short-term Borrowings and Long-term Borrowings

The Company has short-term borrowings from a Japanese financial institution, with a principal balance of nil and ¥180,000 thousand outstanding as of December 31, 2020 and 2019. The unsecured short-term borrowings accrue interest, compounded annually, using a fixed interest rate of 2.35%. The Company repaid the principal balance of ¥180,000 thousand during 2020.

The Company has long-term loans with Japanese financial institutions. Some long-term loans are secured. As of December 31, 2020, time deposits with an aggregating book value of ¥63,524 thousand are pledged as collateral (the amounts of ¥20,024 thousand and ¥43,500 are included in “time deposits” and “other assets”, respectively, in the consolidated balance sheets). Some long-term loans are guaranteed by Credit Guarantee Association, a Japanese governmental affiliate agency which supplements private companies with credit. The long-term loan accrue interest using fixed interest rates of 0.21% – 3.98% and 0.61% – 3.30% per annum as of December 31, 2020 and 2019, respectively. Debt issuance costs related to these borrowings are immaterial.

Long-term borrowings as of December 31, 2020 and 2019 are as follow:

	Thousands of Yen
	2020	2019
Unsecured bank loans (Due through 2035 with weighted average interest rates of 1.33% as of December 31, 2020, due through 2025 with weighted average interest rates of 1.74% as of December 31 2019)	¥910,661	¥342,101
Current portion of long-term borrowings	(242,281)	(191,570)
Total long-term borrowings	¥668,380	¥150,531

The following is a summary of maturities of long-term borrowings subsequent to December 31, 2020:

Thousands of Yen
Year ending December 31:
2021	¥242,281
2022	123,460
2023	62,628
2024	60,252
2025	59,550
2026 and thereafter	362,490
Total	¥910,661

Both short-term borrowings and long-term borrowings are primarily made under general agreements, which are to provide security and guarantees for present and future indebtedness or to secure a guarantor upon request of the bank, and that the banks shall have the right to offset cash deposits against any debts and obligations that have become due or, in the case of default, against all obligations to the banks. Kouji Eguchi, the representative director and the shareholder of the Company (holds 39.09% of common stock and all Class A common stock), is a guarantor with respect to some of these borrowings. None of the loan agreements contain any financial covenants.